Equity-Based Compensation (Phantom Units) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Phantom Units	Dec. 31, 2011 Phantom Units	Dec. 31, 2010 Phantom Units
Outstanding at the beginning of the period, Units			1,086,393	742,517	301,700
Service condition grants, Units			503,625	596,320	716,200
Market condition grants, Units					148,500
Vested service condition, Units			(223,258)	(142,520)	(166,173)
Vested market condition, Units			(10,200)	(8,550)	(200,610)
Forfeited or expired, Units			(120,868)	(88,474)	(18,787)
Forfeited market condition, Units			(4,350)	(12,900)	(38,313)
Outstanding at the end of period, Units			1,231,342	1,086,393	742,517
Outstanding at the beginning of the period, Weighted Average Grant Date Fair Value			$ 24.51	$ 23.61	$ 8.63
Service condition grants, Weighted Average Grant Date Fair Value			$ 21.39	$ 24.55	$ 24.72
Market condition grants, Weighted Average Grant Date Fair Value					$ 11.89
Vested service condition, Weighted Average Grant Date Fair Value			$ 24.71	$ 24.73	$ 11.63
Vested market condition, Weighted Average Grant Date Fair Value			$ 19.52	$ 19.52	$ 5.85
Forfeited service condition, Weighted Average Grant Date Fair Value			$ 24.85	$ 24.99	$ 20.18
Forfeited market condition, Weighted Average Grant Date Fair Value			$ 19.52	$ 19.52	$ 11.43
Outstanding at the end of the period, Weighted Average Grant Date Fair Value			$ 23.22	$ 24.51	$ 23.61
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 0 months 0 days	5 years 0 months 0 days	5 years 0 months 0 days